DERIVATIVE FINANCIAL INSTRUMENTS - Notional Values (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Forward sales of gold without delivery of underlying assets [member]
DERIVATIVE FINANCIAL INSTRUMENTS
Delivery of underlying assets	$ 279,833	$ 230,253
Forward purchases of foreign exchange without delivery of underlying assets [member]
DERIVATIVE FINANCIAL INSTRUMENTS
Delivery of underlying assets		$ 1,560,382